CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Revenues	$ 1,836,332	$ 2,257,083	$ 1,689,931
Costs and Expenses
Cost of revenues	400,585	403,841	302,180
Sales and marketing	477,107	591,682	455,619
Product development	415,190	430,673	324,110
General and administrative	52,806	133,475	101,224
Impairment of intangible assets	10,176
Total costs and expenses	1,355,864	1,559,671	1,183,133
Income from operations	480,468	697,412	506,798
Income (loss) from equity method investments	(24,069)	14,217	10,434
Realized gain from investments	1,591	3,243	2,153
Fair value changes through earnings on investments, net	(243,619)	(72,787)	35,115
Investment-related impairment and provision	(71,081)	(106,800)	(211,985)
Interest income	105,434	77,280	85,829
Interest expense	(71,598)	(71,006)	(57,428)
Other income (loss), net	(49,040)	9,159	4,997
Income before income tax expenses	128,086	550,718	375,913
Less: income tax expenses	30,277	138,841	61,316
Net income	97,809	411,877	314,597
Less: net income (loss) attributable to non-controlling interests and redeemable non-controlling interests	12,254	(16,442)	1,233
Net income attributable to Weibo's shareholders	85,555	428,319	313,364
Other comprehensive income
Currency translation adjustments (for which there were no taxes)	(261,729)	78,196	148,547
Total comprehensive income (loss)	(163,920)	490,073	463,144
Less: comprehensive income (loss) attributable to non-controlling interests and redeemable non-controlling interests	10,197	(15,652)	1,695
Comprehensive income (loss) attributable to Weibo's shareholders	$ (174,117)	$ 505,725	$ 461,449
Shares used in computing net income per share attributable to Weibo's shareholders:
Basic (in shares)	235,164	228,814	226,921
Diluted (in shares)	236,407	230,206	227,637
Income per share:
Basic (in dollars per share)	$ 0.36	$ 1.87	$ 1.38
Diluted (in dollars per share)	$ 0.36	$ 1.86	$ 1.38
Advertising and Marketing
Revenues:
Revenues	$ 1,596,650	$ 1,980,795	$ 1,486,155
Value-added services
Revenues:
Revenues	239,682	276,288	203,776
Alibaba | Advertising and Marketing
Revenues:
Revenues	107,197	181,241	188,597
SINA | Advertising and Marketing
Revenues:
Revenues	56,206	96,359	48,353
Other related parties | Advertising and Marketing
Revenues:
Revenues	40,524	69,953	46,493
Third parties | Advertising and Marketing
Revenues:
Revenues	$ 1,392,723	$ 1,633,242	$ 1,202,712